Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Cash Flows from Operating Activities
Net income attributable to shareholders of Mechel OAO	$ 727,885		$ 657,213		$ 73,741
Net income attributable to non-controlling interests	75,562	[1]	34,761	[1]	2,590	[1]
Net income	803,447		691,974		76,331
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	377,312	[2]	329,959	[2]	321,117	[2]
Depletion and amortization	183,799		144,621		85,558
Foreign exchange loss	117,076		14,544		174,336
Deferred income taxes	6,676	[3]	75,395	[3]	(31,665)	[3]
Recovery of allowance for doubtful accounts	(337)		(10,567)		(38,019)
Change in inventory reserves	18,276	[4]	(20,225)	[4]	(186,263)	[4]
Accretion expense	6,822	[5]	6,545	[5]	7,398	[5]
Loss on write-off of property, plant and equipment	11,006	[2]	10,776	[2]	20,940	[2]
Income from equity investments	(304)	[6]	(1,184)	[6]	(1,200)	[6]
Non-cash interest on pension liabilities	13,625	[7]	14,409	[7]	15,954	[7]
(Gain) loss on sale of property, plant and equipment	(5,350)		1,016		2,789
Loss (gain) on sale of investments	6	[8]	2,589	[8]	(155)	[8]
Change in asset retirement obligations	(6,809)		(10,967)		(9,595)
Gain on accounts payable with expired legal term	(5,390)	[8]	(5,523)	[8]	(2,571)	[8]
Gain on forgiveness of fines and penalties	(47)	[8]		[8]	(1,241)	[8]
Amortization of loan origination fee	54,458		41,970		42,561
Loss (gain) resulting from accretion and remeasurement of contingent obligation	1,760	[9]	1,630	[9]	(494,238)	[9]
Pension benefit plan curtailment gain	(38,711)	[7]	(13,910)	[7]	(37,717)	[7]
Gain from bargain purchase			(7,515)
Remeasurement of equity interest			2,044
Pension service cost, amortization of prior service cost and actuarial (gain) loss, other expenses	5,226	[7]	6,946	[7]	7,032	[7]
Changes in working capital items, net of effects from acquisition of new subsidiaries:
Accounts receivable	(319,987)		(148,199)		97,272
Inventories	(765,456)		(761,717)		481,307
Trade payable to vendors of goods and services	254,395		43,869		(100,069)
Advances received	(145,554)		86,047		30,516
Accrued taxes and other liabilities	13,215		143,194		48,998
Settlements with related parties	390,940		(506,676)		(77,380)
Other current assets	(79,607)		(260,529)		131,273
Advanced payments to non-state pension funds			(4,922)		7,545
Unrecognized income tax benefits	(2,285)		(12,965)		(9,145)
Net cash (used in) provided by operating activities	888,202		(147,371)		561,669
Cash Flows from Investing Activities
Acquisition of DEMP, less cash acquired	(70,044)	[10]		[10]		[10]
Acquisition of HBL, less cash acquired					(8,387)
Acquisition of the BCG Companies, less cash acquired		[11]		[11]	4,908	[11]
Acquisition of TPP Rousse, less cash acquired		[12]	(70,197)	[12]		[12]
Acquisition of SC Donau Commodities SRL, less cash acquired		[13]	(11,040)	[13]		[13]
Acquisition of Ramateks, less cash acquired		[14]	(2,640)	[14]		[14]
Acquisition of other subsidiaries, less cash acquired	(5,643)		(5,621)		(8,022)
Capital contribution in affiliates	(571)
Investments in asset trust management					(45,592)
Proceeds from asset trust management			7,126		38,720
Proceeds from disposal of investments in affiliates	6		2,834		2,343
Proceeds from disposal of securities			9,346		6,913
Short-term loans issued and other investments	(1,089,850)	[10]	(275,811)		(137,276)
Proceeds from short-term loans issued	353,624		207,132		46,803
Proceeds from disposals of property, plant and equipment	29,111		9,768		2,403
Prepayment for the participation in auction	(7,869)
Purchases of mineral licenses	(23,088)				(2,299)
Purchases of property, plant and equipment	(1,806,457)		(990,100)		(610,445)
Net cash used in investing activities	(2,620,781)		(1,119,203)		(709,931)
Cash Flows from Financing Activities
Proceeds from borrowings	5,957,260		8,181,372		4,434,998
Repayment of borrowings	(3,603,366)		(6,874,723)		(3,803,353)
Dividends paid	(210,233)	[15]	(23,325)	[15]	(208,066)	[15]
Acquisition of non-controlling interest in subsidiaries	(283)	[1]	(17,481)	[1]	(14,631)	[1]
Repayment of obligations under finance lease	(99,372)		(55,718)		(33,514)
Sale leaseback proceeds	35,049
Net cash provided by financing activities	2,079,055		1,210,125		375,434
Effect of exchange rate changes on cash and cash equivalents	(43,897)		(17,447)		(67,315)
Net increase (decrease) in cash and cash equivalents	302,579		(73,896)		159,857
Cash and cash equivalents at beginning of period	340,800	[16]	414,696	[16]	254,839	[16]
Cash and cash equivalents at end of period	643,379	[16]	340,800	[16]	414,696	[16]
Supplementary Cash Flow Information
Interest paid, net of amount capitalized	478,158		565,235		383,385
Income taxes paid (received), net	529,844		209,991		(27,233)
Non-cash Activities
Acquisition of equipment under finance lease	427,000	[17]	141,541	[17]	19,741	[17]
Issuance of preferred shares for the acquisition of the BCG Companies		[11]		[11]	496,159	[11]
Contingent consideration recognized upon the acquisition of the BCG Companies		[11]		[11]	$ 514,607	[11]

[1]	See Note 3(g)
[2]	See Note 10
[3]	See Note 19
[4]	See Note 6
[5]	See Note 15
[6]	See Note 8
[7]	See Note 16
[8]	See Note 22
[9]	See Note 14
[10]	Including related party amounts of $944,530.
[11]	See Note 3(e)
[12]	See Note 3(b)
[13]	See Note 3(d)
[14]	See Note 3(c)
[15]	See Note 18
[16]	See Note 4
[17]	See Note 17